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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2012

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Real Estate Equity Fund

March 31, 2012 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 99.3%
CONSUMER DISCRETIONARY 0.4%
Hotels, Restaurants & Leisure 0.4%
Vail Resorts, Inc.(a)	51,713	$2,236,587
TOTAL CONSUMER DISCRETIONARY		2,236,587
FINANCIALS 98.9%
Real Estate Investment Trusts (REITs) 97.3%
American Campus Communities, Inc.	297,989	13,326,068
AvalonBay Communities, Inc.	163,879	23,164,297
Boston Properties, Inc.(a)	322,554	33,864,944
CBL & Associates Properties, Inc.(a)	672,544	12,724,532
CubeSmart(a)	1,023,970	12,185,243
DDR Corp.(a)	1,222,472	17,848,091
DiamondRock Hospitality Co.	678,826	6,985,120
Digital Realty Trust, Inc.(a)	284,457	21,041,284
Douglas Emmett, Inc.(a)	376,800	8,594,808
DuPont Fabros Technology, Inc.(a)	428,000	10,464,600
EastGroup Properties, Inc.(a)	187,290	9,405,704
Entertainment Properties Trust(a)	134,700	6,247,386
Equity Residential(a)	436,774	27,350,788
Extra Space Storage, Inc.(a)	388,300	11,179,157
Federal Realty Investment Trust(a)	124,400	12,040,676
First Industrial Realty Trust, Inc.(b)	464,400	5,735,340
Glimcher Realty Trust	1,040,500	10,633,910
HCP, Inc.	275,109	10,855,801
Health Care REIT, Inc.(a)	238,888	13,129,285
Highwoods Properties, Inc.(a)	237,100	7,900,172
Home Properties, Inc.	241,100	14,709,511
Host Hotels & Resorts, Inc.(a)	737,556	12,110,670
Kimco Realty Corp.(a)	756,900	14,577,894
LaSalle Hotel Properties(a)	290,835	8,184,097
Lexington Realty Trust(a)	691,800	6,219,282
Mid-America Apartment Communities, Inc.(a)	204,305	13,694,564
National Retail Properties, Inc.(a)	316,000	8,592,040
Post Properties, Inc.	259,278	12,149,767
ProLogis, Inc.(a)	337,569	12,159,235
Public Storage	123,459	17,058,330
Simon Property Group, Inc.	481,854	70,196,491
SL Green Realty Corp.(a)	220,978	17,136,844
Sovran Self Storage, Inc.(a)	174,800	8,710,284
Strategic Hotels & Resorts, Inc.(b)	485,300	3,193,274
Ventas, Inc.(a)	581,574	33,207,875
Vornado Realty Trust	64,752	5,452,118
Weingarten Realty Investors(a)	439,802	11,623,967
Total		543,653,449

Issuer	Shares		Value

Common Stocks (continued)
FINANCIALS (CONTINUED)
Real Estate Management & Development 1.6%
Brookfield Office Properties, Inc.	153,500		$2,678,575
CBRE Group, Inc., Class A(b)	298,700		5,962,052
Total			8,640,627
TOTAL FINANCIALS			552,294,076
Total Common Stocks (Cost: $406,831,258)			$554,530,663

	Shares		Value

Exchange-Traded Funds 0.3%
iShares Dow Jones US Real Estate Index Fund(a)	22,047		1,373,308
Total Exchange-Traded Funds (Cost: $1,337,320)			$1,373,308

	Shares		Value

Money Market Funds 0.3%
Columbia Short-Term Cash Fund, 0.161%(c)(d)	1,951,297		$1,951,297
Total Money Market Funds (Cost: $1,951,297)			$1,951,297

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan 24.8%
Asset-Backed Commercial Paper 2.7%
Atlantic Asset Securitization LLC
04/05/12	0.300%	$4,999,708	$4,999,708
Kells Funding LLC
04/13/12	0.581%	4,992,508	4,992,508
Versailles Commercial Paper LLC
04/04/12	0.340%	4,999,670	4,999,670
Total			14,991,886

Certificates of Deposit 6.8%
ABN AMRO Bank N.V.
06/21/12	0.400%	4,994,894	4,994,894
Bank of Nova Scotia
05/03/12	0.373%	4,000,000	4,000,000
Barclays Bank PLC
04/18/12	0.600%	4,000,000	4,000,000
DZ Bank AG
04/16/12	0.220%	5,000,000	5,000,000

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Certificates of Deposit (continued)
National Australia Bank
04/30/12	0.391%	$2,000,000	$2,000,000
National Bank of Canada
05/08/12	0.393%	4,000,000	4,000,000
Norinchukin Bank
05/21/12	0.470%	4,000,000	4,000,000
Sumitomo Mitsui Banking Corp.
06/04/12	0.375%	5,000,000	5,000,000
United Overseas Bank Ltd.
04/16/12	0.230%	5,000,000	5,000,000
Total			37,994,894

Commercial Paper 5.3%
Development Bank of Singapore Ltd.
08/02/12	0.551%	2,992,025	2,992,025
DnB NOR
08/30/12	0.491%	3,000,000	3,000,000
HSBC Bank PLC
04/13/12	0.481%	2,992,680	2,992,680
Mitsubishi UFJ Trust and Banking Corp.
05/03/12	0.430%	4,995,760	4,995,760
Nordea Bank AB
07/24/12	0.627%	3,987,361	3,987,361
Suncorp Metway Ltd.
04/11/12	0.480%	4,995,800	4,995,800
Svenska Handelsbank
05/23/12	0.300%	4,996,458	4,996,458

Issuer	Effective Yield	Par/ Principal/ Shares	Value

Investments of Cash Collateral Received for Securities on Loan (continued)
Commercial Paper (continued)
Westpac Securities NZ Ltd.
04/20/12	0.531%	$1,994,612	$1,994,612
Total			29,954,696

Repurchase Agreements 10.0%
Citibank NA dated 03/30/12, matures 04/02/12, repurchase price $8,000,113(e)
	0.170%	8,000,000	8,000,000
Citigroup Global Markets, Inc. dated 03/30/12, matures 04/02/12, repurchase price $5,000,075(e)
	0.180%	5,000,000	5,000,000
Natixis Financial Products, Inc. dated 03/30/12, matures 04/02/12, repurchase price $25,000,542(e)
	0.260%	25,000,000	25,000,000
Pershing LLC dated 03/30/12, matures 04/02/12, repurchase price $5,000,113(e)
	0.270%	5,000,000	5,000,000
RBS Securities, Inc. dated 03/30/12, matures 04/02/12, repurchase price $12,747,520(e)
	0.200%	12,747,307	12,747,307
Total			55,747,307

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $138,688,783)			$138,688,783

Total Investments
(Cost: $548,808,658)(f)			$696,544,051(g)
Other Assets & Liabilities, Net			(138,018,696)
Net Assets			$558,525,355

Investments in Derivatives

Open Options Contracts Written at March 31, 2012

Issuer	Puts/Calls	Number of Contracts	Exercise Price	Premium Received	Expiration Date	Value(a)
SL Green Realty Corp.	Call	180	$80.00	$3,420	Apr. 2012	$7,650

Vail Resorts Inc.	Call	240	47.50	9,360	Apr. 2012	2,400
Total						$10,050

Notes to Portfolio of Investments

(a)	At March 31, 2012, security was partially or fully on loan.
(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2012.
(d)	Investments in affiliates during the period ended March 31, 2012:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/ Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$153,606	$17,879,629	$(16,081,938)	$—	$1,951,297	$439	$1,951,297

(e)

The table below represents securities received as collateral for repurchase agreements. This collateral is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the proper level of collateral.

Citibank NA (0.170%)

Security Description	Value
Fannie Mae REMICS	$4,085,474
Freddie Mac REMICS	3,073,377
Government National Mortgage Association	1,001,149
Total Market Value of Collateral Securities	$8,160,000

Citigroup Global Markets, Inc. (0.180%)

Security Description	Value
Fannie Mae REMICS	$1,441,662
Fannie Mae-Aces	159,054
Freddie Mac REMICS	1,384,718
Ginnie Mae II Pool	135,082
Government National Mortgage Association	1,979,484
Total Market Value of Collateral Securities	$5,100,000

Natixis Financial Products, Inc. (0.260%)

Security Description	Value
Fannie Mae Pool	$4,305,937
Fannie Mae REMICS	7,403,882
Freddie Mac Gold Pool	900,644
Freddie Mac REMICS	8,888,397
Government National Mortgage Association	1,037,998
United States Treasury Inflation Indexed Bonds	930,219
United States Treasury Note/Bond	2,033,476
Total Market Value of Collateral Securities	$25,500,553

Pershing LLC (0.270%)

Security Description	Value
Fannie Mae Interest Strip	$6,376
Fannie Mae Pool	1,394,007
Fannie Mae REMICS	238,011
Fannie Mae-Aces	6,753
Federal Farm Credit Bank	203,073
Federal Home Loan Banks	102,197
Federal Home Loan Mortgage Corp	153,519
Federal National Mortgage Association	177,266
Freddie Mac Coupon Strips	11,549
Freddie Mac Gold Pool	463,542
Freddie Mac Non Gold Pool	104,350
Freddie Mac Reference REMIC	15
Freddie Mac REMICS	386,122
Ginnie Mae I Pool	471,803
Ginnie Mae II Pool	707,404
Government National Mortgage Association	315,987
United States Treasury Bill	73,942
United States Treasury Inflation Indexed Bonds	13,990
United States Treasury Note/Bond	258,941
United States Treasury Strip Coupon	11,153
Total Market Value of Collateral Securities	$5,100,000

RBS Securities, Inc. (0.200%)

Security Description	Value
Fannie Mae Pool	$13,002,331
Total Market Value of Collateral Securities	$13,002,331

(f)

At March 31, 2012, the cost of securities for federal income tax purposes was approximately $548,809,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$147,739,000
Unrealized Depreciation	(4,000)
Net Unrealized Appreciation	$147,735,000

(g)	Securities are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for carrying out the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are readily available, including recommendation of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific  or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of March 31, 2012:

	Fair value at March 31, 2012
	Level 1	Level 2	Level 3
Description	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs
Equity Securities
Common Stocks
Consumer Discretionary	$2,236,587	$—	$—	$2,236,587
Financials	552,294,076	—	—	552,294,076
Exchange-Traded Funds	1,373,308	—	—	1,373,308
Total Equity Securities	555,903,971	—	—	555,903,971

Other
Money Market Funds	1,951,297	—	—	1,951,297
Investments of Cash Collateral Received for Securities on Loan	—	138,688,783	—	138,688,783
Total Other	1,951,297	138,688,783	—	140,640,080

Investments in Securities	557,855,268	138,688,783	—	696,544,051
Derivatives
Liabilities
Options Contracts Written	(10,050)	—	—	(10,050)
Total	$557,845,218	$138,688,783	$—	$696,534,001

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers between Levels 1 and 2 during the period.

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	May 23, 2012

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	May 23, 2012